Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Intangible Assets and Goodwill

8.       Intangible Assets and Goodwill

As of December 31, 2011 and 2010, the carrying value and accumulated amortization of intangible assets other than goodwill consisted of the following:

	2011		2010
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable Intangible Assets
Non-compete Agreements	$257,466	$(186,659)	$243,575	$(167,801)
Technology	110,866	(32,582)	110,850	(25,346)
License and distribution agreements	223,828	(80,622)	233,460	(70,189)
Self-developed Software	55,600	(28,193)	46,955	(21,861)
Other	317,579	(227,274)	286,021	(214,382)
Construction in progress	58,661	-	55,781	-
	$1,024,000	$(555,330)	$976,642	$(499,579)

As of December 31, 2011 and 2010 the carrying value of non-amortizable intangible assets other than goodwill consisted of the following:

	2011	2010
	Carrying	Carrying
	Amount	Amount
Non-amortizable Intangible Assets
Tradename	$209,640	$210,424
Management contracts	8,342	5,057
	$217,982	$215,481

Total Intangible Assets	$686,652	$692,544

The tables below show the amortization expense related to the amortizable intangible assets for the years presented and the estimated amortization expense of these assets for the following five years.

Amortization Expense
2009	$60,225
2010	$70,294
2011	$77,845

Estimated Amortization Expense
2012	$70,716
2013	$66,543
2014	$63,162
2015	$61,096
2016	$59,968

Goodwill

As of January 1, 2011, goodwill related to general manufacturing operations was reclassified from the North America and International segments to Corporate (see Note 23). For the purpose of goodwill impairment testing, all corporate assets are allocated to the reporting units (see Note 1 f).

A change in New York state regulations allowed for the direct ownership of facilities in that state, which had previously been prohibited by state law. Due to this prohibition, the Company had historically used a combination of administrative service contracts, stock option agreements, and asset acquisitions to qualify for consolidation of such facilities under guidance originally issued as Emerging Issues Task Force 97-2, Application of FASB Statement No. 94 and APB Opinion No. 16 to Physicians Practice Management Entities and Certain Other Entities with Contractual Management Arrangements which is now included within FASB Accounting Standards Codification Topic 810-10, Consolidation: Overall. In such qualifying transactions, a portion of the purchase price was allocated to identifiable intangible assets with the remainder classified as an "Administrative Services Agreement" intangible asset that was accounted for in the same manner as goodwill and was shown on our Balance Sheet at December 31, 2009, under the category Management Contracts within Intangible Assets. With the regulatory approval gained on April 1, 2010, the Company obtained the full ownership of these facilities and reclassified the $214,706 of Administrative Services Agreement intangible asset to goodwill within our North America segment, effective April 1, 2010, to be consistent with other clinic acquisitions where the Company obtained control via legal ownership.

Other than the above, changes in the carrying amount of goodwill are mainly a result of acquisitions and the impact of foreign currency translations. During 2011 and 2010, the Company's acquisitions consisted primarily of the 2011 acquisitions of International Dialysis Centers (“IDC”) and American Access Care Holdings, LLC and the 2010 acquisitions of Asia Renal Care Ltd. and of Gambro's peritoneal dialysis business as well as the acquisition of clinics in the normal course of operations. The segment detail is as follows:

	North
	America	International	Corporate	Total
Balance as of January 1, 2010	$6,694,711	$656,906	$159,817	$7,511,434
Goodwill acquired	115,040	314,338	132	429,510
Reclassifications	214,706	-	-	214,706
Foreign Currency Translation Adjustment	288	(15,470)	-	(15,182)
Balance as of December 31, 2010	$7,024,745	$955,774	$159,949	$8,140,468

Goodwill acquired	517,213	626,863	-	1,144,076
Reclassifications	(226,900)	(20,449)	247,480	131
Foreign Currency Translation Adjustment	(436)	(98,099)	511	(98,024)
Balance as of December 31, 2011	$7,314,622	$1,464,089	$407,940	$9,186,650